UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05340
Name of Registrant:	Vanguard New Jersey Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: November 30
Date of reporting period: December 1, 2015 – May 31, 2016
Item 1: Reports to Shareholders

Semiannual Report | May 31, 2016

Vanguard New Jersey Tax-Exempt Funds

Vanguard New Jersey Tax-Exempt Money Market Fund

Vanguard New Jersey Long-Term Tax-Exempt Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	8
New Jersey Tax-Exempt Money Market Fund.	11
New Jersey Long-Term Tax-Exempt Fund.	26
About Your Fund’s Expenses.	58
Trustees Approve Advisory Arrangements.	60
Glossary.	61

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Pictured is a sailing block on the Brilliant, a 1932 schooner docked in Mystic, Connecticut. A type of pulley, the sailing block helps coordinate the setting of the sails. At Vanguard, the intricate coordination of technology and people allows us to help millions of clients around the world reach their financial goals.

Your Fund’s Total Returns

Six Months Ended May 31, 2016
		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yield	Yield	Returns	Returns	Returns
Vanguard New Jersey Tax-Exempt Money Market
Fund	0.26%	0.50%	0.05%	0.00%	0.05%
Other States Tax-Exempt Money Market Funds
Average					0.01
Other States Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard New Jersey Long-Term Tax-Exempt Fund
Investor Shares	2.26%	4.39%	1.82%	3.01%	4.83%
Admiral™ Shares	2.34	4.54	1.87	3.01	4.88
Barclays NJ Municipal Bond Index					4.86
New Jersey Municipal Debt Funds Average					3.82

New Jersey Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
7-day SEC yield for the New Jersey Tax-Exempt Money Market Fund; 30-day SEC yield for the New Jersey Long-Term Tax-Exempt Fund.
The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 43.4% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Your Fund’s Performance at a Glance
November 30, 2015, Through May 31, 2016
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard New Jersey Tax-Exempt Money Market
Fund	$1.00	$1.00	$0.000	$0.000
Vanguard New Jersey Long-Term Tax-Exempt Fund
Investor Shares	$12.00	$12.34	$0.215	$0.021
Admiral Shares	12.00	12.34	0.220	0.021

Chairman’s Letter

Dear Shareholder,

The broad U.S. municipal bond market returned more than 3% for the six months ended May 31, 2016. New Jersey’s tax-exempt bond market fared even better, returning nearly 5%—a turnabout from the prior fiscal year, when New Jersey lagged the national index.

Vanguard New Jersey Long-Term Tax-Exempt Fund returned 4.83% for Investor Shares and 4.88% for Admiral Shares. This result was in line with that of its state-specific benchmark (which of course incurs no expenses) and about a percentage point ahead of the average return of its peer group. Well more than half of the fund’s total return came from higher prices for its bond holdings.

As bond prices and yields move in opposite directions, the fund’s 30-day SEC yield for Investor Shares dropped about half a percentage point, from 2.78% at the end of November to 2.26% at the end of May. At the other end of the maturity spectrum, short-term yields rose—but with a lag—after the Federal Reserve’s interest rate increase.

Vanguard New Jersey Tax-Exempt Money Market Fund’s month-end yield remained at 0.01% from November through February before rising by the end of the period to 0.26%—a level not seen since 2009. The fund’s six-month return inched up to 0.05%; the average return of other state tax-exempt money market funds was 0.01%.

Please note that although the funds are permitted to invest in securities whose income is subject to the alternative minimum tax (AMT), during the half year the Long-Term Fund held no securities that would generate income distributions subject to the AMT. The Money Market Fund did hold such securities during the period and on May 31.

Before discussing the markets, I wanted to give you a brief update on money market reform. As I’ve mentioned, the Securities and Exchange Commission adopted core reforms that will take effect in October. Their impact on the Money Market Fund will be minimal. All of Vanguard’s tax-exempt money market funds, including the New Jersey fund, will be designated as retail funds and will continue to seek to maintain a stable share price of $1.

Bonds enjoyed a strong ride after some early weakness

The broad U.S. taxable bond market returned 3.12% for the half year, behind the broad tax-exempt market. After dipping in December, taxable bonds climbed. The yield of the 10-year U.S. Treasury note closed at 1.85% at the end of May, down from 2.22% six months earlier.

The period began with the Fed’s long-anticipated but small increase in short-term interest rates. Through the succeeding months, mixed signals from Fed officials—

Market Barometer
	Total Returns
	Periods Ended May 31, 2016
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	3.12%	2.99%	3.33%
Barclays Municipal Bond Index (Broad tax-exempt market)	3.42	5.87	5.07
Citigroup Three-Month U.S. Treasury Bill Index	0.10	0.12	0.05

Stocks
Russell 1000 Index (Large-caps)	1.64%	0.78%	11.44%
Russell 2000 Index (Small-caps)	-2.86	-5.97	7.86
Russell 3000 Index (Broad U.S. market)	1.29	0.22	11.15
FTSE All-World ex US Index (International)	-1.14	-10.87	0.52

CPI
Consumer Price Index	1.22%	1.02%	1.23%

as well as from global economic data—created uncertainty about when the next increase might occur.

Money market funds and savings accounts produced limited returns as the Fed’s target rate of 0.25%–0.5% remained historically low, despite the quarter-percentage-point rise in December.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned more than 9%. In a reversal from the trend of recent years, many foreign currencies strengthened against the dollar, boosting international bond returns for U.S. investors. Even without this currency benefit, internatio27nal bond returns were solidly positive.

In a tale of two halves, stocks fell and then rose

U.S. stocks advanced about 1% for the six months. Equities retreated over the period’s first three months before rebounding, partly as a sharp recovery in oil prices seemed to alleviate fears of a global economic slowdown.

International stocks fared worse than their U.S. counterparts, returning about –1%. Emerging-market stocks rose a bit, while stocks from the developed markets of Europe and the Pacific region declined. European stocks lagged amid investor anxiety in the lead-up to the United Kingdom’s June vote on whether to remain in the European Union.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Peer Group
	Shares	Shares	Average
New Jersey Tax-Exempt Money Market
Fund	0.16%	—	0.11%
New Jersey Long-Term Tax-Exempt Fund	0.20	0.12%	0.95

The fund expense ratios shown are from the prospectus dated March 29, 2016, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2016, the funds’ annualized expense ratios were: for the New Jersey Tax-Exempt Money Market Fund, 0.12%;
and for the New Jersey Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. The six-month expense ratio for the New Jersey Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the fund’s annualized six-month expense ratio was 0.16%. Peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2015.

Peer groups: For the New Jersey Tax-Exempt Money Market Fund, Other States Tax-Exempt Money Market Funds; for the New Jersey
Long-Term Tax-Exempt Fund, New Jersey Municipal Debt Funds. In most, if not all, cases, the expense ratios for funds in the peer groups are based on net operating expenses after reimbursement and/or fee waivers by fund sponsors. In contrast, the Vanguard money market funds’
expense ratios in the table above do not reflect expense reductions.

The quest for yield boosted returns of longer-dated bonds

Through May, the broad municipal bond market posted 11 consecutive monthly gains. This strong performance reflected some factors shared with taxable bonds and some factors specific to the tax-exempt market.

The potential upside of rising rates

Bond fund investors may wonder about the effect of rising interest rates on bond prices—
even though the Federal Reserve has raised rates more slowly than anticipated.

Initially, as interest rates go up, the market value of bonds in a portfolio will decline, bringing their yields closer to those of newer issues. However, the opportunity to reinvest cash flow into higher-yielding bonds over time can benefit investors who can wait.

Consider a hypothetical example of an intermediate-term investment-grade taxable bond fund yielding 2.25%. Assume rates rise by a quarter of a percentage point every January and July from 2016 through 2019, ending at 4.25%. Although the cumulative total return would decline initially, by mid-2023, it would be higher than if rates hadn’t changed. The bond math would be similar for municipal bonds. Of course, the pace and magnitude of rate increases would affect the time until breakeven.

The silver lining of higher yields
Cumulative rate of return

Notes: This hypothetical example shows the impact on a generic, taxable intermediate-term bond fund if the Federal Reserve raised short-term interest rates by a quarter of a percentage point every January and July from 2016 through 2019. Intermediate-term rates are assumed to rise by the same amount. The bond fund has a duration of 5.5 years. (Duration is a measure of the sensitivity of bond—and bond mutual fund—prices to interest rate movements.)
Source: Vanguard.

Investors often turn to the relative safety of higher-quality bonds during periods of uncertainty and stock-market distress. This was especially evident in January, when many U.S. and international stock markets fell into or near bear-market territory, in part because of concerns about global economic growth. (A decline of 20% or more lasting at least two months generally qualifies as a bear market for stocks.)

Both the broad taxable and tax-exempt bond markets returned more than 1% in January, their best monthly result of the half year. And as negative interest rates became more common in Europe and Japan during the period, international buyers sought the positive yields on both taxable and tax-exempt U.S. bonds.

In addition, municipal bonds benefited from favorable supply-and-demand trends. Nationwide, the dollar volume of municipal bonds issued during the fiscal half year was lower than in the same period a year ago. Demand was robust, and not only for a safe harbor. The higher yields offered on longer-term bonds attracted investors—especially amid a subdued outlook for inflation (with oil prices still relatively low) and muted expectations of further rate hikes. (Although rising interest rates can hurt bond prices in the near term, they can offer long-term upside, as we explain in the box on page 5.)

New Jersey municipal bonds were lifted by this generally rising tide. The state continues to face fiscal challenges, but investors seemed to take some comfort that overall conditions were relatively stable.

In the Long-Term Fund, Vanguard Fixed Income Group, the advisor, positioned the fund for a flatter yield curve by overweighting bonds that mature past 10 years. The advisor also favored bonds rated single-A and BBB, for their higher yields. This strategy was successful again, as it was in the previous fiscal year.

The ongoing financial struggles of Atlantic City and Puerto Rico remained in the headlines. At the end of May, the Money Market Fund held no Atlantic City debt, and the Long-Term Fund had minimal exposure to Atlantic City general obligation bonds. Neither fund had any credit exposure to Puerto Rico, whose debt relief negotiations are ongoing. (Because the commonwealth’s bonds are exempt from federal, state, and local income tax, they often appear in state and national muni bond funds. The Long-Term Fund held one Puerto Rican bond, but it is escrowed to maturity.)

For more about the funds’ strategy and performance, please see the Advisor’s Report that follows this letter.

Consider rebalancing to manage your risk

After you’ve created an investment portfolio—with a diversified mix of stock, bond, and money market funds tailored to your goals, time horizon, and risk tolerance—what next?

As stocks and bonds rise or fall over time, and that portfolio drifts from its original asset allocation, you should consider rebalancing back to your targets.

Just one year of outsized returns can throw your allocation out of whack. For example, in 2013, the broad U.S. stock market returned nearly 34% and the broad taxable bond market declined. A hypothetical simple portfolio that tracked the broad U.S. market indexes and started the year with 60% stocks and 40% bonds would have ended with a more aggressive mix of 67% stocks and 33% bonds.

Rebalancing means shifting assets away from areas that have performed well toward those that have fallen behind, to restore the portfolio’s original asset allocation. That isn’t easy or intuitive, but it helps manage risk, because over time riskier assets tend to grow faster. (For more on this, see Best Practices for Portfolio Rebalancing at vanguard.com/research.)

You might consider, for example, monitoring your portfolio annually or semiannually and rebalancing when your allocations shift about 5 percentage points from their targets. And be aware of the tax implications.

Keeping your asset allocation from drifting too far off target can help you stay on track with the investment plan you’ve crafted to meet your financial goals.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
June 14, 2016

Advisor’s Report

For the six months ended May 31, 2016, Vanguard New Jersey Tax-Exempt Money Market Fund returned 0.05%, just ahead of the average return of peer funds. Vanguard New Jersey Long-Term Tax-Exempt Fund returned 4.83% for Investor Shares and 4.88% for Admiral Shares, in line with the 4.86% return of its benchmark (the Barclays New Jersey Municipal Bond Index) and about one percentage point ahead of the average return of its peers.

The investment environment

As the fiscal year began, the market expected that the Federal Reserve would start raising interest rates for the first time in nearly a decade. Two weeks later, the Fed did raise the federal funds target range by a quarter percentage point, to 0.25%–0.5%. The Fed cited considerable improvement in labor market conditions and reasonable confidence that inflation would rise over the medium term to the Fed’s 2% objective. Future rate hikes were expected to be gradual, and the Fed reaffirmed its data-dependent stance.

A global growth scare and steep declines in commodity prices early in 2016, however, ran contrary to expectations and triggered a large risk-off move in global financial markets. The Fed began to sound less eager to raise rates as it evaluated how deteriorating economic conditions abroad might impede the United States from reaching the central bank’s employment and inflation targets.

In 2015, the U.S. economy grew 1.4% in the fourth quarter, bringing growth to 2.4% for the year. In 2016, for the third consecutive year, the economy got off to a weak start, this time with 0.8% growth in the first quarter. The still-strong U.S. dollar, combined with weaker global economic and financial conditions overall,

Yields of Tax-Exempt Municipal Bonds
(AAA-Rated General-Obligation Issues)
	November 30,	May 31,
Maturity	2015	2016
2 years	0.72%	0.72%
5 years	1.26	1.09
10 years	2.02	1.66
30 years	2.96	2.45
Source: Vanguard.

is believed to be behind the slowdown. But we expect growth to return to about 2% over the coming year.

The employment picture also weakened this spring. After increasing at an average rate of well over 200,000 jobs per month in December through March, nonfarm payrolls grew by about 123,000 in April and only 38,000 in May. The national unemployment rate fell to 4.7% in May as the supply of workers seeking jobs shrank. Meanwhile, inflation was fairly steady, with core inflation rising from 2.0% last November to 2.2% in May.

As negative interest rates spread across Europe and the Bank of Japan surprised markets in late January by introducing a negative-rate policy for certain deposits, U.S. bonds fared well. Investors also sought higher-quality bonds as a safe harbor from stock market volatility. For the six months, the broad U.S. taxable bond market returned 3.12%, and the Barclays US Treasury Index returned 2.92%.

Treasury yields generally rose in anticipation of the Fed’s December rate increase, closing out December above November levels. Except for the shortest maturities, yields then fell as prospects for global growth and inflation dimmed. With short-term rates inching up, the yield curve (the difference between the yield of the 30-year and 1-year Treasuries) flattened. At the end of May, the yield of the benchmark 10-year Treasury note stood at 1.85%, down from 2.22% at the end of November.

The Barclays Municipal Bond Index returned 3.42% for the period—half a percentage point more than the broad Treasury index. Long-term munis delivered some of the most notable outperformance. Part of munis’ strength came from robust demand; in 2016, municipal bond funds industrywide have experienced net cash inflows every week through May. Improving credit quality across much of the municipal market supported demand. Lighter supply also helped: Nationwide, tax-exempt bond issuance in the first five months of 2016 was nearly 8% below year-ago levels.

Bonds issued by borrowers in New Jersey enjoyed strong demand that helped absorb an increase in issuance above last year’s relatively low base. There were no new credit rating downgrades of the state’s general obligation bonds.

In early June, after the close of the reporting period, the state Supreme Court voted to uphold the freeze in cost-of-living adjustments for retired workers that was part of a 2011 law aimed at addressing the state’s unfunded pension obligations. We view this decision as credit-positive for the state, although long-standing structural budget imbalances and pension-funding challenges persist.

Management of the funds

An allocation to bonds with longer maturities than those in the benchmark served the Long-Term Fund well, but we pulled back to a more neutral stance as valuations at the short end of the yield curve normalized and expectations for a slower Fed rate-hike cycle grew.

Being overweighted in some lower-rated (but still investment-grade) bonds helped as investors’ reach for yield continued. So did favoring sectors that tend to offer wider credit spreads. They included health care and university revenue bonds. We continued to overweight premium callable bonds, which outperformed. They will remain a core strategy for us, as they would provide some protection to the fund if rates were to rise sharply.

As in the recent past, we underweighted state-backed bonds. This modestly held back our performance because investors looking for yield opportunities sought such bonds, which lifted their prices and tightened credit spreads.

A look ahead

Interest rates are likely to remain range-bound for some time, with the U.S. growth pace determining how low they can go and weakness in the global economy capping how high they can rise. Given that future Fed hikes remain dependent on economic data at home and abroad, rate volatility may remain elevated. The above-average liquidity levels in our New Jersey funds should position us to take advantage of any buying opportunities that arise from such dislocation.

The Fed left interest rates unchanged at its May meeting and seems on track to continue tightening at a much slower pace than in previous cycles. That slower pace, and possibly a lower terminal short-term interest rate, would most likely keep municipal rates below what we’ve seen over the past ten to 15 years.

We are starting the second half of the fiscal year more neutral on duration and yield-curve positioning but will make tactical adjustments as seasonal opportunities arise.

On the money market front, as previously reported, we plan to designate the New Jersey Tax-Exempt Money Market Fund as a retail fund, along with all our national and state-specific tax-exempt money market funds—giving investors continued access to these stable-value offerings.

As always, our experienced team of portfolio managers, traders, and credit analysts will seek to add value to the portfolios through security selection by identifying bonds that are mispriced by the market.

Christopher W. Alwine, CFA, Principal,
Head of Municipal Group

John M. Carbone, Principal,
Portfolio Manager

Adam Ferguson, CFA, Portfolio Manager

Vanguard Fixed Income Group

June 20, 2016

New Jersey Tax-Exempt Money Market Fund

Fund Profile
As of May 31, 2016

Financial Attributes
Ticker Symbol	VNJXX
Expense Ratio[1]	0.16%
7-Day SEC Yield	0.26%
Average Weighted
Maturity	46 days

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%

A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by nationally recognized statistical rating organizations. Credit-quality ratings are obtained from Moody's,
Fitch, and S&P. For securities rated by all three agencies, where two of them are in agreement and assign the highest rating category, the highest rating applies. If a security is only rated by two agencies, and their ratings are in different categories, the lower of the ratings applies. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. For more information about these ratings, see the Glossary entry for Credit
Quality.

1 The expense ratio shown is from the prospectus dated March 29, 2016, and represents estimated costs for the current fiscal year. For the six months ended May 31, 2016, the annualized expense ratio was 0.12%, reflecting a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the annualized six-month expense ratio was 0.16%.

New Jersey Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): November 30, 2005, Through May 31, 2016
		Spliced NJ
		Tax-Exempt
		Money Mkt
		Funds Avg.
Fiscal Year	Total Returns	Total Returns
2006	3.25%	2.74%
2007	3.60	3.12
2008	2.27	1.90
2009	0.45	0.25
2010	0.11	0.01
2011	0.06	0.00
2012	0.04	0.01
2013	0.01	0.00
2014	0.01	0.00
2015	0.01	0.01
2016	0.05	0.01

7-day SEC yield (5/31/2016): 0.26%
For a benchmark description, see the Glossary.
Spliced New Jersey Tax-Exempt Money Market Funds Average. Derived from data provided by Lipper, a Thomson Reuters Company.
Note: For 2016, performance data reflect the six months ended May 31, 2016.

Average Annual Total Returns: Periods Ended March 31, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
New Jersey Tax-Exempt Money
Market Fund	2/3/1988	0.01%	0.02%	0.88%

See Financial Highlights for dividend information.

New Jersey Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2016

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.9%)
New Jersey (100.9%)
Bergen County NJ GO	3.000%	10/15/16	4,000	4,037
Branchburg Township NJ BAN	2.000%	10/7/16	2,505	2,517
Burlington County NJ BAN	2.000%	5/16/17	10,000	10,123
Burlington County NJ Bridge Commission
Revenue	2.000%	12/1/16	8,275	8,326
Burlington County NJ Bridge Commission
Revenue	2.000%	4/26/17	16,500	16,674
Camden County NJ Improvement Authority
Lease Revenue (Parkview Redevelopment
Housing Project) VRDO	0.420%	6/7/16 LOC	46,500	46,500
Cedar Grove Township NJ School District GO	2.000%	8/15/16	14,000	14,037
Chatham Township NJ BAN	2.000%	7/13/16	3,451	3,457
Cliffside Park Borough NJ BAN	2.000%	7/22/16	4,933	4,944
Clifton NJ BAN	2.000%	10/12/16	7,532	7,577
Cranford NJ BAN	2.000%	1/27/17	4,850	4,893
Cranford NJ BAN	2.000%	5/19/17	9,000	9,106
Delaware River & Bay Authority New Jersey
Revenue VRDO	0.400%	6/7/16 LOC	4,300	4,300
Delaware River Port Authority Pennsylvania
& New Jersey Revenue VRDO	0.390%	6/7/16 LOC	21,055	21,055
Delaware River Port Authority Pennsylvania
& New Jersey Revenue VRDO	0.390%	6/7/16 LOC	14,075	14,075
Delaware River Port Authority Pennsylvania
& New Jersey Revenue VRDO	0.390%	6/7/16 LOC	33,430	33,430
Essex County NJ Improvement Authority Revenue
(Fern Senior Housing Project) VRDO	0.410%	6/7/16 LOC	7,300	7,300
Essex County NJ Improvement Authority Revenue
(Jewish Community Center of MetroWest Inc.
Project) VRDO	0.370%	6/7/16 LOC	10,345	10,345
Essex County NJ Improvement Authority Revenue
(Pooled Government Loan) VRDO	0.370%	6/7/16 LOC	15,625	15,625
Fair Lawn NJ BAN	2.000%	9/16/16	9,019	9,062
Freehold Township NJ BAN	2.000%	11/18/16	4,139	4,167

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Gloucester County NJ Pollution Control Financing
Authority Revenue (ExxonMobil Project) VRDO	0.090%	6/1/16	18,985	18,985
1 Hudson County NJ Improvement Authority Lease
Revenue (Hudson County Vocational-Technical
Schools Project) TOB VRDO	0.430%	6/7/16	4,875	4,875
Hudson County NJ Improvement Authority
Pooled Revenue	2.250%	4/19/17	7,550	7,643
Mahwah Township NJ BAN	2.000%	8/5/16	5,550	5,566
Mahwah Township NJ BAN	2.000%	10/7/16	2,900	2,917
Mercer County NJ BAN	2.000%	9/1/16	13,000	13,051
Middlesex County NJ BAN	1.250%	6/3/16	10,000	10,001
Monmouth County NJ GO	2.000%	7/15/16	365	366
Monmouth County NJ GO	2.000%	7/15/16	160	160
Monmouth County NJ GO	2.000%	7/15/16	3,420	3,427
Monmouth County NJ GO	4.000%	1/15/17	6,655	6,806
Monmouth County NJ Improvement Authority
Lease Revenue (Pooled Equipment Lease)	2.000%	10/1/16	2,185	2,197
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	4.000%	12/1/16	1,000	1,017
2 Morristown NJ BAN	2.250%	6/9/17	4,005	4,063
Mount Laurel Township NJ BAN	2.000%	3/8/17	4,880	4,930
New Jersey Building Authority Revenue	5.000%	6/15/16 (Prere.)	1,000	1,002
New Jersey Building Authority Revenue	5.000%	6/15/16 (Prere.)	7,005	7,017
New Jersey Economic Development Authority
Retirement Community Revenue
(Seabrook Village Inc.)	5.250%	11/15/16 (Prere.)	1,000	1,021
New Jersey Economic Development Authority
Revenue (Applewood Estates Project) VRDO	0.400%	6/7/16 LOC	8,700	8,700
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.500%	6/15/16 (ETM)	1,500	1,503
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.500%	6/15/16 (ETM)	1,525	1,528
New Jersey Economic Development Authority
Revenue (Columbia University Project) CP	0.120%	6/15/16	6,375	6,375
New Jersey Economic Development Authority
Revenue (Cooper Health System Project) VRDO	0.370%	6/7/16 LOC	12,600	12,600
New Jersey Economic Development Authority
Revenue (Duke Farms Foundation Project) VRDO	0.300%	6/1/16 LOC	28,800	28,800
New Jersey Economic Development Authority
Revenue (Job Haines Home Project) VRDO	0.410%	6/7/16 LOC	3,000	3,000
New Jersey Economic Development Authority
Revenue (Princeton Day School) VRDO	0.400%	6/7/16 LOC	5,000	5,000
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/16 (ETM)	8,675	8,884
New Jersey Economic Development Authority
Revenue Pollution Control Revenue
(Exxon Project) VRDO	0.090%	6/1/16	2,000	2,000
New Jersey Economic Development Authority
Revenue (Trustees of the Lawrenceville School
Project) VRDO	0.250%	6/1/16	23,050	23,050
New Jersey Economic Development Authority
Revenue (Trustees of the Lawrenceville School
Project) VRDO	0.310%	6/1/16	23,500	23,500

New Jersey Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
1	New Jersey Educational Facilities Authority
	Revenue (Institute for Advanced Studies) VRDO	0.380%	6/7/16	21,500	21,500
	New Jersey Educational Facilities Authority
	Revenue (Institute for Advanced Studies) VRDO	0.380%	6/7/16	16,325	16,325
	New Jersey Educational Facilities Authority
	Revenue (Kean University)	5.000%	7/1/16 (Prere.)	5,240	5,260
	New Jersey Educational Facilities Authority
	Revenue (Kean University)	5.000%	7/1/16 (Prere.)	1,010	1,014
	New Jersey Educational Facilities Authority
	Revenue (Princeton University)	3.000%	7/1/16	2,725	2,731
	New Jersey Educational Facilities Authority
	Revenue (Princeton University)	5.000%	7/1/16	1,585	1,591
1	New Jersey Educational Facilities Authority
	Revenue (Princeton University) TOB VRDO	0.400%	6/7/16	2,665	2,665
1	New Jersey Educational Facilities Authority
	Revenue (Princeton University) TOB VRDO	0.430%	6/7/16	4,330	4,330
	New Jersey Educational Facilities Authority
	Revenue (Seton Hall University) VRDO	0.260%	6/7/16 LOC	12,435	12,435
	New Jersey Environmental Infrastructure
	Trust Revenue	5.000%	9/1/16	2,225	2,251
	New Jersey Environmental Infrastructure
	Trust Revenue	5.000%	9/1/16 (ETM)	5	5
1	New Jersey Environmental Infrastructure
	Trust Revenue TOB VRDO	0.400%	6/7/16	4,015	4,015
[1,3]	New Jersey GO TOB PUT	0.550%	6/28/16 LOC	20,000	20,000
	New Jersey Health Care Facilities Financing
	Authority Revenue (AHS Hospital Corp.) VRDO	0.390%	6/7/16 LOC	6,500	6,500
	New Jersey Health Care Facilities Financing
	Authority Revenue (AHS Hospital Corp.) VRDO	0.400%	6/7/16 LOC	15,585	15,585
	New Jersey Health Care Facilities Financing
	Authority Revenue (Hospital Capital Asset
	Pooled Program) VRDO	0.400%	6/7/16 LOC	6,000	6,000
	New Jersey Health Care Facilities Financing
	Authority Revenue (Hospital Capital Asset
	Pooled Program) VRDO	0.400%	6/7/16 LOC	13,200	13,200
	New Jersey Health Care Facilities Financing
	Authority Revenue (Hospital Capital Asset
	Pooled Program) VRDO	0.400%	6/7/16 LOC	9,500	9,500
	New Jersey Health Care Facilities Financing
	Authority Revenue (Hospital Capital Asset
	Pooled Program) VRDO	0.400%	6/7/16 LOC	14,450	14,450
	New Jersey Health Care Facilities Financing
	Authority Revenue (Meridian Health System
	Obligated Group) VRDO	0.390%	6/7/16 LOC	25,140	25,140
	New Jersey Health Care Facilities Financing
	Authority Revenue (MHAC I LLC) VRDO	0.370%	6/7/16 LOC	9,785	9,785
	New Jersey Health Care Facilities Financing
	Authority Revenue (MHAC I LLC) VRDO	0.370%	6/7/16 LOC	5,540	5,540
	New Jersey Health Care Facilities Financing
	Authority Revenue (Rahway Hospital) VRDO	0.370%	6/7/16 LOC	5,980	5,980
	New Jersey Health Care Facilities Financing
	Authority Revenue (Robert Wood Johnson
	University) VRDO	0.370%	6/7/16 LOC	2,500	2,500

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University) VRDO	0.370%	6/7/16 LOC	14,810	14,810
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University) VRDO	0.380%	6/7/16 LOC	5,200	5,200
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University) VRDO	0.380%	6/7/16 LOC	7,500	7,500
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Health Care Corp.)
VRDO	0.370%	6/7/16 LOC	13,440	13,440
New Jersey Health Care Facilities Financing
Authority Revenue (Southern Ocean County
Hospital) VRDO	0.370%	6/7/16 LOC	10,145	10,145
New Jersey Health Care Facilities Financing
Authority Revenue (Underwood Memorial
Hospital) VRDO	0.370%	6/7/16 LOC	7,840	7,840
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.250%	7/1/16	3,125	3,138
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.260%	6/1/16 LOC	17,350	17,350
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.290%	6/1/16 LOC	3,700	3,700
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.370%	6/7/16 LOC	11,300	11,300
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.400%	6/7/16 LOC	14,000	14,000
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.430%	6/7/16	3,845	3,845
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.440%	6/7/16 LOC	3,995	3,995
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.440%	6/7/16 LOC	3,155	3,155
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.550%	6/7/16	26,985	26,985
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.710%	6/7/16	1,110	1,110
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue
(Broadway Townhouses Project)	0.600%	12/1/16	1,820	1,819
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue
(Lincoln Towers Project) PUT	0.480%	9/1/16	19,500	19,493
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.320%	6/7/16 LOC	33,700	33,700
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.450%	6/7/16 LOC	6,715	6,715
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue VRDO	0.380%	6/7/16	4,565	4,565
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue VRDO	0.400%	6/7/16	21,585	21,585
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue VRDO	0.420%	6/7/16	10,895	10,895

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue VRDO	0.420%	6/7/16	1,400	1,400
New Jersey Turnpike Authority Revenue	5.150%	1/1/17 (Prere.)	4,895	5,026
North Bergen Township NJ BAN	2.000%	3/31/17	6,502	6,567
1 Nuveen New Jersey Dividend Advantage
Municipal Fund VRDP VRDO	0.510%	6/7/16 LOC	10,000	10,000
1 Nuveen New Jersey Dividend Advantage
Municipal Fund VRDP VRDO	0.510%	6/7/16 LOC	47,300	47,300
Ocean City NJ BAN	2.000%	6/17/16	5,000	5,003
Ocean County NJ GO	4.000%	10/1/16	775	784
Paramus Borough NJ BAN	2.000%	2/17/17	13,990	14,125
Port Authority of New York
& New Jersey Revenue CP	0.430%	6/1/16	6,025	6,025
Port Authority of New York
& New Jersey Revenue CP	0.450%	6/1/16	5,015	5,015
Port Authority of New York
& New Jersey Revenue CP	0.450%	6/20/16	11,745	11,745
Port Authority of New York
& New Jersey Revenue CP	0.150%	6/22/16	2,825	2,825
Port Authority of New York
& New Jersey Revenue CP	0.520%	7/7/16	16,460	16,460
Port Authority of New York
& New Jersey Revenue CP	0.450%	7/14/16	4,655	4,655
Port Authority of New York
& New Jersey Revenue CP	0.470%	7/28/16	10,000	10,000
Port Authority of New York
& New Jersey Revenue CP	0.480%	8/16/16	12,215	12,215
Port Authority of New York
& New Jersey Revenue CP	0.500%	8/18/16	4,575	4,575
1 Port Authority of New York
& New Jersey Revenue TOB VRDO	0.420%	6/7/16	2,100	2,100
1 Port Authority of New York
& New Jersey Revenue TOB VRDO	0.430%	6/7/16	6,960	6,960
1 Port Authority of New York
& New Jersey Revenue TOB VRDO	0.440%	6/7/16	3,500	3,500
1 Port Authority of New York
& New Jersey Revenue TOB VRDO	0.440%	6/7/16	1,000	1,000
1 Port Authority of New York
& New Jersey Revenue TOB VRDO	0.440%	6/7/16	1,170	1,170
Princeton NJ BAN	1.500%	12/15/16	9,000	9,047
Princeton University New Jersey CP	0.400%	6/3/16	1,500	1,500
Princeton University New Jersey CP	0.420%	6/3/16	6,600	6,600
Rahway NJ BAN	2.000%	6/29/16	2,269	2,272
Rahway NJ BAN	2.000%	8/5/16	7,400	7,419
Rockaway NJ BAN	2.000%	11/18/16	5,012	5,046
Roseland NJ BAN	2.000%	5/10/17	6,365	6,430
Rumson NJ BAN	1.500%	8/25/16	4,002	4,009
1 Rutgers State University New Jersey Revenue
TOB VRDO	0.410%	6/7/16	14,800	14,800
1 Rutgers State University New Jersey Revenue
TOB VRDO	0.420%	6/7/16	2,400	2,400
1 Rutgers State University New Jersey Revenue
TOB VRDO	0.440%	6/7/16	11,780	11,780

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Rutgers State University New Jersey Revenue
TOB VRDO	0.440%	6/7/16	6,700	6,700
Rutgers State University New Jersey Revenue
VRDO	0.360%	6/1/16	23,400	23,400
Secaucus NJ BAN	1.500%	8/10/16	2,724	2,729
Secaucus NJ BAN	2.000%	1/6/17	2,221	2,236
Somerset County NJ BAN	2.000%	9/22/16	5,000	5,024
Sussex County NJ GO	2.000%	9/23/16	3,375	3,390
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.090%	6/1/16	17,845	17,845
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.090%	6/1/16	19,770	19,770
1 Union County NJ Utilities Authority Revenue
TOB VRDO	0.420%	6/7/16	8,815	8,815
Voorhees Township NJ BAN	2.000%	7/29/16	3,668	3,676
Woodbridge Township NJ BAN	1.500%	8/19/16	7,370	7,389
Woodbridge Township NJ BAN	2.000%	8/19/16	15,000	15,054
Total Tax-Exempt Municipal Bonds (Cost $1,291,902)				1,291,902

				Amount
				($000)
Other Assets and Liabilities (-0.9%)
Other Assets
Investment in Vanguard				107
Receivables for Capital Shares Issued				2,377
Receivables for Accrued Income				3,445
Other Assets				1,850
Total Other Assets				7,779
Liabilities
Payables for Investment Securities Purchased				(13,975)
Payables for Capital Shares Redeemed				(1,537)
Payables for Distributions				(8)
Payables to Vanguard				(4,152)
Total Liabilities				(19,672)
Net Assets (100%)
Applicable to 1,279,731,414 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				1,280,009
Net Asset Value Per Share				$1.00

New Jersey Tax-Exempt Money Market Fund

At May 31, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	1,280,019
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(10)
Net Assets	1,280,009

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, the aggregate value of these securities was $213,000,000, representing 16.6% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2016.
3 Adjustable-rate security.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2016
($000)
Investment Income
Income
Interest	1,384
Total Income	1,384
Expenses
The Vanguard Group—Note B
Investment Advisory Services	144
Management and Administrative	720
Marketing and Distribution	187
Custodian Fees	8
Shareholders’ Reports	2
Total Expenses	1,061
Expense Reduction—Note B	(269)
Net Expenses	792
Net Investment Income	592
Realized Net Gain (Loss) on Investment Securities Sold	(5)
Net Increase (Decrease) in Net Assets Resulting from Operations	587

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	592	141
Realized Net Gain (Loss)	(5)	6
Net Increase (Decrease) in Net Assets Resulting from Operations	587	147
Distributions
Net Investment Income	(592)	(141)
Realized Capital Gain	—	—
Total Distributions	(592)	(141)
Capital Share Transactions (at $1.00 per share)
Issued	404,621	847,210
Issued in Lieu of Cash Distributions	571	136
Redeemed	(469,797)	(976,302)
Net Increase (Decrease) from Capital Share Transactions	(64,605)	(128,956)
Total Increase (Decrease)	(64,610)	(128,950)
Net Assets
Beginning of Period	1,344,619	1,473,569
End of Period[1]	1,280,009	1,344,619
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $0 and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Tax-Exempt Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0005	.0001	.0001	.0001	.0004	.001
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.0005	.0001	.0001	.0001	.0004	.001
Distributions
Dividends from Net Investment Income	(.0005)	(.0001)	(.0001)	(.0001)	(.0004)	(.001)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0005)	(.0001)	(.0001)	(.0001)	(.0004)	(.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.05%	0.01%	0.01%	0.01%	0.04%	0.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,280	$1,345	$1,474	$1,621	$1,742	$1,949
Ratio of Expenses to
Average Net Assets	0.12%[2]	0.08%[2]	0.08%[2]	0.12%[2]	0.16%	0.17%
Ratio of Net Investment Income to
Average Net Assets	0.09%	0.01%	0.01%	0.01%	0.03%	0.07%

The expense ratio and net investment income ratio for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2016, 0.16% for 2015, 0.16% for 2014, and
0.16% for 2013. See Note B in Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard New Jersey Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2012–2015), and for the period ended May 31, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2016, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

New Jersey Tax-Exempt Money Market Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2016, the fund had contributed to Vanguard capital in the amount of $107,000, representing 0.01% of the fund’s net assets and 0.04% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the period ended May 31, 2016, Vanguard’s expenses were reduced by $269,000 (an effective annual rate of 0.04% of the fund’s average net assets); the fund is not obligated to repay this amount to Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At May 31, 2016, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Management has determined that no material events or transactions occurred subsequent to May 31, 2016, that would require recognition or disclosure in these financial statements.

New Jersey Long-Term Tax-Exempt Fund

Fund Profile
As of May 31, 2016

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VNJTX	VNJUX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	2.26%	2.34%

Financial Attributes

		Barclays
		NJ	Barclays
		Muni	Municipal
		Bond	Bond
	Fund	Index	Index

Number of Bonds	473	1,355	48,863

Yield to Maturity
(before expenses)	2.5%	2.7%	1.8%

Average Coupon	4.5%	4.6%	4.8%

Average Duration	6.3 years	6.4 years	5.8 years

Average Stated
Maturity	15.6 years	12.6 years	13.0 years

Short-Term
Reserves	3.6%	—	—

Volatility Measures
	Barclays NJ	Barclays
	Muni Bond	Municipal
	Index	Bond Index
R-Squared	0.96	0.95
Beta	1.00	1.17
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity
(% of portfolio)
Under 1 Year	4.0%
1 - 3 Years	3.6
3 - 5 Years	6.1
5 - 10 Years	11.3
10 - 20 Years	42.5
20 - 30 Years	29.2
Over 30 Years	3.3

Distribution by Credit Quality (% of portfolio)
AAA	2.2%
AA	28.8
A	53.9
BBB	12.0
BB	0.8
B	0.7
Not Rated	1.6

Credit-quality ratings are obtained from Moody's and S&P, and the higher rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. Not rated securities include a fund's investment in Vanguard Market Liquidity
Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratios shown are from the prospectus dated March 29, 2016, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2016, the annualized expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares.

New Jersey Long-Term Tax-Exempt Fund

Investment Focus

New Jersey Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 2005, Through May 31, 2016
				Barclays NJ
				Muni Bond
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2006	4.61%	2.40%	7.01%	6.85%
2007	4.34	-2.30	2.04	2.15
2008	4.11	-7.60	-3.49	-2.61
2009	4.61	7.58	12.19	13.15
2010	4.11	-0.52	3.59	4.28
2011	4.24	1.30	5.54	5.85
2012	3.91	7.16	11.07	11.65
2013	3.41	-7.24	-3.83	-3.31
2014	3.82	5.00	8.82	7.49
2015	3.55	-1.38	2.17	1.34
2016	1.82	3.01	4.83	4.86
Note: For 2016, performance data reflect the six months ended May 31, 2016.

Average Annual Total Returns: Periods Ended March 31, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	2/3/1988	3.97%	5.78%	4.05%	0.54%	4.59%
Admiral Shares	5/14/2001	4.05	5.87	4.13	0.54	4.67

See Financial Highlights for dividend and capital gains information.

New Jersey Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.6%)
New Jersey (98.6%)
Atlantic City NJ GO	4.000%	11/1/16	2,700	2,064
Atlantic City NJ GO	4.000%	11/1/17	3,965	2,842
Atlantic City NJ GO	5.000%	11/1/22	3,000	2,041
Atlantic City NJ GO	4.000%	11/1/23 (4)	1,425	1,473
Bayonne NJ GO	5.750%	7/1/19 (Prere.)	7,500	8,584
Bergen County NJ Improvement Authority
Pooled Loan Revenue	5.000%	2/15/20	455	520
Bergen County NJ Improvement Authority
Pooled Loan Revenue	5.000%	2/15/39	4,000	4,780
Burlington County NJ Bridge Commission
Revenue	5.000%	12/1/29	275	323
Burlington County NJ Bridge Commission
Revenue (Burlington County Solid Waste Project)	5.000%	10/1/26	2,100	2,513
Burlington County NJ Bridge Commission
Revenue (Burlington County Solid Waste Project)	5.000%	10/1/27	4,100	4,876
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/28	1,500	1,758
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/29	3,500	4,088
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/30	2,900	3,376
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/31	2,500	2,901
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/32	2,500	2,881
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/33	1,000	1,149
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/34	1,500	1,719

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	12,625	14,947
Camden County NJ Improvement Authority
Lease Revenue (Rowan University School of
Osteopathic Medicine Project)	5.000%	12/1/32	6,035	7,084
Camden County NJ Improvement Authority
Revenue	5.000%	1/15/28	3,600	4,184
Camden County NJ Improvement Authority
Revenue	5.000%	1/15/29	3,225	3,739
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/26	2,000	2,445
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/27	2,000	2,425
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/28	2,250	2,712
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/42	9,980	11,375
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/24	1,200	1,433
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/26	1,000	1,181
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/29	300	365
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/31	500	602
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	4.000%	7/1/34 (15)	2,660	2,941
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/21	3,160	3,567
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/26	4,335	4,934
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/27	2,660	3,020
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/28	6,000	6,730
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/29	4,000	4,486
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/30	5,000	5,612
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/35	9,060	10,196
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/37	15,000	17,655
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/40 (4)	1,000	1,126
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/40	2,500	2,929
Delaware River Port Authority Pennsylvania
& New Jersey Revenue VRDO	0.370%	6/7/16 LOC	3,485	3,485
Flemington Raritan NJ School District GO	5.000%	6/15/26	1,000	1,227
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	5.750%	11/1/28 (4)	18,545	23,867

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/30	3,910	4,635
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/31	1,950	2,304
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/32	1,775	2,089
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/33	2,275	2,668
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/34	1,200	1,402
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	4.000%	7/1/42 (4)	2,000	2,140
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/44	1,500	1,705
Gloucester Township NJ Municipal Utility
Authority Revenue	5.650%	3/1/18 (2)	730	764
Hillsborough Township NJ School District GO	5.375%	10/1/19 (4)	1,720	1,954
Hudson County NJ Improvement Authority
Essential Purpose Pooled Governmental Loan
Revenue VRDO	0.400%	6/7/16 LOC	1,900	1,900
Hudson County NJ Improvement Authority
Lease Revenue	5.000%	4/1/26	790	924
Hudson County NJ Improvement Authority
Lease Revenue	5.000%	5/1/41	5,500	6,536
Hudson County NJ Improvement Authority
Lease Revenue	5.000%	5/1/46	5,000	5,918
Hudson County NJ Improvement Authority
Lease Revenue	5.250%	5/1/51	7,000	8,449
Hudson County NJ Improvement Authority
Solid Waste Systems Revenue	5.750%	1/1/35	2,000	2,290
Hudson County NJ Improvement Authority
Solid Waste Systems Revenue	6.000%	1/1/40	3,000	3,410
Jersey City NJ GO	5.000%	3/1/22	1,750	2,037
Mercer County NJ Improvement Authority
Revenue (Courthouse Annex Project)	5.000%	9/1/40	2,480	2,931
Monmouth County NJ Improvement Authority
Lease Revenue (Brookdale Community College)	5.875%	8/1/18 (Prere.)	1,000	1,108
Monmouth County NJ Improvement Authority
Lease Revenue (Brookdale Community College)	6.000%	8/1/18 (Prere.)	3,900	4,332
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/16 (ETM)	5	5
Monroe Township NJ Board of Education GO	5.000%	3/1/34	1,250	1,494
Monroe Township NJ Board of Education GO	5.000%	3/1/38	3,000	3,534
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/25	615	722
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/28	465	540
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/30	570	661
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/31	600	695
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/39 (15)	2,000	2,394
New Jersey Building Authority Revenue	5.000%	6/15/16	2,250	2,254
New Jersey Building Authority Revenue	4.000%	6/15/30	1,000	1,014
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/20 (2)	3,045	3,085
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/21 (2)	6,255	6,337

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/22 (2)	5,585	5,657
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/28 (4)	2,000	2,254
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/29 (4)	2,500	2,809
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/30 (4)	2,950	3,307
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/31 (4)	1,500	1,671
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/32 (4)	1,250	1,389
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.250%	11/1/44	11,735	12,195
New Jersey Casino Reinvestment Development
Authority Revenue (Parking Fee)	5.250%	6/1/21 (14)	3,000	3,010
New Jersey Economic Development Authority
Lease Revenue (Rutgers State University)	5.000%	6/15/38	4,000	4,687
New Jersey Economic Development Authority
Lease Revenue (Rutgers State University)	5.000%	6/15/46	4,475	5,202
New Jersey Economic Development Authority
Retirement Community Revenue (Seabrook
Village Inc.)	5.250%	11/15/16 (Prere.)	935	955
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	11,500	12,647
New Jersey Economic Development Authority
Revenue	4.125%	6/15/26	2,500	2,577
New Jersey Economic Development Authority
Revenue	4.125%	6/15/27	2,750	2,815
New Jersey Economic Development Authority
Revenue	5.250%	6/15/32	10,000	11,116
New Jersey Economic Development Authority
Revenue	5.250%	6/15/33	6,000	6,651
New Jersey Economic Development Authority
Revenue	5.250%	6/15/40	10,000	11,036
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/18	1,030	1,090
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/23	2,500	2,808
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/25	5,990	6,640
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/26	8,500	9,364
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/28	2,000	2,186
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/29	1,400	1,527
New Jersey Economic Development Authority
Revenue (Duke Farms Foundation Project)	5.000%	7/1/48	7,000	7,777
New Jersey Economic Development Authority
Revenue (Lions Gate Project)	5.000%	1/1/34	1,500	1,567
New Jersey Economic Development Authority
Revenue (Lions Gate Project)	5.125%	1/1/39	2,000	2,092

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority
Revenue (Lions Gate Project)	5.250%	1/1/44	5,850	6,150
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	6,000	7,066
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/25 (14)	6,000	7,132
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/26 (14)	2,500	2,990
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/31 (14)	17,675	17,854
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17 (ETM)	1,800	1,895
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/17 (ETM)	2,920	3,108
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/17	120	126
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/18 (ETM)	1,835	2,003
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/18	665	707
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/18 (ETM)	3,000	3,309
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/18	2,220	2,374
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/19 (ETM)	3,070	3,408
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/19	1,560	1,681
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/19 (Prere.)	4,065	4,591
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/19 (Prere.)	8,000	9,035
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/19 (ETM)	2,190	2,486
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/19	810	881
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/19	2,100	2,273
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	3,550	3,902
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/21 (Prere.)	3,005	3,545
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/21 (Prere.)	1,210	1,428
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	3/1/21 (Prere.)	2,700	3,248
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/22	1,110	1,216
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/23	2,290	2,512
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	9/1/23	300	336
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/24	3,650	4,000

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/24	2,990	3,304
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	375	410
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	1,500	1,726
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/25	2,500	2,726
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/25 (4)	2,380	2,767
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/25	3,460	3,779
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/25 (4)	1,660	2,032
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/26	5,000	5,434
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/26	3,000	3,264
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	5,000	5,418
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/27	1,000	1,087
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	21,965	23,797
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/28 (14)	2,165	2,671
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/29	7,500	8,111
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/29 (14)	7,055	8,773
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/29	11,520	12,646
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/30	6,360	6,883
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/30	6,975	7,603
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/31	4,000	4,356
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/31	7,105	7,500
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/32	4,005	4,318
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/32	3,780	3,983
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/33 (4)	1,500	1,688
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/34	2,685	2,895
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/35	12,095	12,951
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/38	5,000	5,328
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/40	11,515	12,431

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 New Jersey Economic Development Authority
Revenue (School Facilities Construction)
TOB VRDO	0.490%	6/7/16 LOC	9,805	9,805
1 New Jersey Economic Development Authority
Revenue (School Facilities Construction)
TOB VRDO	0.520%	6/7/16 (12)	1,235	1,235
New Jersey Economic Development Authority
Revenue (Seeing Eye Inc.)	5.000%	3/1/25	4,000	5,025
New Jersey Economic Development Authority
Revenue (United Methodist Homes
Obligated Group)	4.000%	7/1/24	2,000	2,163
New Jersey Economic Development Authority
Revenue (United Methodist Homes
Obligated Group)	5.000%	7/1/29	2,000	2,245
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	5.000%	7/1/35	5,950	6,228
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	5.000%	7/1/47	7,515	7,770
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair Properties
LLC - Montclair State University Student
Housing Project)	5.000%	6/1/18	1,390	1,469
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair Properties
LLC - Montclair State University Student
Housing Project)	5.375%	6/1/25	1,340	1,504
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair Properties
LLC - Montclair State University Student
Housing Project)	5.750%	6/1/31	1,160	1,308
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair Properties
LLC - Montclair State University Student
Housing Project)	5.875%	6/1/42	8,280	9,289
New Jersey Economic Development Authority
Revenue (Provident Group-Rowan Properties
LLC - Rowan University Housing Project)	5.000%	1/1/30	2,515	2,871
New Jersey Economic Development Authority
Revenue (Provident Group-Rowan Properties
LLC - Rowan University Housing Project)	5.000%	1/1/35	2,000	2,247
New Jersey Economic Development Authority
Revenue (Provident Group-Rowan Properties
LLC - Rowan University Housing Project)	5.000%	1/1/48	12,000	13,249
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/18	6,260	6,609
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	3,580	3,849
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/19	1,105	1,225
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/38	1,250	1,439

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/43	2,500	2,858
New Jersey Educational Facilities Authority
Revenue (Georgian Court University)	5.000%	7/1/27	1,000	1,032
New Jersey Educational Facilities Authority
Revenue (Georgian Court University)	5.000%	7/1/33	1,000	1,036
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	9/1/19 (4)	5,000	5,019
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	6/1/21	4,335	4,761
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/17 (Prere.)	3,025	3,164
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/17 (Prere.)	2,585	2,704
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/17 (Prere.)	3,000	3,138
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/27 (4)	885	1,071
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	9/1/29	2,980	3,317
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.500%	9/1/36	12,500	14,045
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/16 (Prere.)	5,000	5,018
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/28	2,500	3,097
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/29	2,500	3,084
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/30	2,500	3,070
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/31	2,500	3,059
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/32	2,500	3,049
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/32	4,920	5,905
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/33	3,170	3,790
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/34	2,000	2,383
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/35	2,100	2,494
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/36	1,150	1,360
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/39	8,000	9,290
New Jersey Educational Facilities Authority
Revenue (New Jersey City University)	5.000%	7/1/40	4,000	4,574
New Jersey Educational Facilities Authority
Revenue (New Jersey City University)	5.000%	7/1/45	1,000	1,136
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/21	2,635	3,009
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/31	1,000	1,128

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/27	5,000	5,919
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/28	1,500	1,906
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/28	4,780	6,072
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/30	4,090	4,835
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/34	2,000	2,328
New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.500%	7/1/35	7,400	7,936
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/35	2,000	2,328
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/39	3,000	3,458
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/29	1,430	1,652
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/30	1,500	1,731
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/31	1,575	1,813
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/37	2,065	2,343
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/40	2,150	2,458
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/42	2,390	2,697
New Jersey Educational Facilities Authority
Revenue (Richard Stockton College)	5.500%	7/1/23	1,265	1,377
New Jersey Educational Facilities Authority
Revenue (Richard Stockton College)	5.375%	7/1/38	8,395	9,035
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.000%	7/1/16 (Prere.)	405	406
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.000%	7/1/16 (Prere.)	1,450	1,455
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.000%	7/1/24 (14)	750	753
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/31	1,165	1,376
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/33	1,000	1,165
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/33	430	504
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/34	850	993
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/37	1,345	1,555
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/38	1,200	1,381
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/43	1,500	1,715
New Jersey Educational Facilities Authority
Revenue (Seton Hall University) VRDO	0.260%	6/7/16 LOC	2,500	2,500

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	6.250%	12/1/18 (ETM)	420	474
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.125%	6/1/19 (Prere.)	65	77
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	6/1/19 (Prere.)	7,250	8,628
New Jersey Environmental Infrastructure
Trust Revenue	5.000%	9/1/19 (Prere.)	180	203
New Jersey Environmental Infrastructure
Trust Revenue	5.000%	9/1/19 (Prere.)	3,690	4,165
New Jersey Environmental Infrastructure
Trust Revenue	5.000%	9/1/19 (Prere.)	405	457
New Jersey Environmental Infrastructure
Trust Revenue	5.000%	9/1/19 (Prere.)	135	152
New Jersey Environmental Infrastructure
Trust Revenue	5.000%	9/1/26	2,590	3,290
New Jersey Equipment Lease Purchase COP	5.000%	6/15/23	3,000	3,200
New Jersey GO	5.000%	8/15/19	5,000	5,542
New Jersey GO	5.000%	6/1/23	4,000	4,710
New Jersey GO	5.000%	6/1/28	2,180	2,578
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/27	11,095	12,074
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Marlboro Psychiatric
Hospital Project)	5.000%	9/15/33	5,085	5,470
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	4,095	4,419
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/27	2,195	2,368
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.500%	7/1/31	95	113
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	6.000%	7/1/41	1,500	1,804
New Jersey Health Care Facilities Financing
Authority Revenue (AtlantiCare Regional
Medical Center)	5.000%	7/1/17 (Prere.)	10,000	10,458
New Jersey Health Care Facilities Financing
Authority Revenue (AtlantiCare Regional
Medical Center)	5.000%	7/1/17 (Prere.)	2,780	2,907
New Jersey Health Care Facilities Financing
Authority Revenue (AtlantiCare Regional
Medical Center)	5.000%	7/1/17 (Prere.)	2,675	2,797
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/44	22,650	25,985
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/19	2,170	2,351
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/20	3,000	3,321
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.125%	1/1/21	12,795	13,514

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/22	3,500	3,902
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/28	3,500	3,857
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/34	2,000	2,204
New Jersey Health Care Facilities Financing
Authority Revenue (Holy Name Medical Center)	5.000%	7/1/25	3,215	3,587
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.500%	10/1/23	10,000	10,816
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.750%	10/1/31	2,505	2,797
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/31	700	817
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/32	800	931
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/33	1,585	1,839
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/34	1,415	1,638
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/45	4,050	4,634
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center)	5.250%	7/1/16 (Prere.)	1,200	1,205
2 New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/28	5,000	6,083
2 New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/30	5,000	6,036
2 New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/34	1,500	1,785
2 New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	4.000%	7/1/41	3,700	3,922
2 New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/46	2,000	2,345
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/31	2,910	3,287
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/37	4,960	5,508

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/42	1,750	1,941
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/24	5,000	5,951
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/25	2,000	2,367
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/26	2,225	2,615
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/27	3,635	4,249
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/27	1,310	1,543
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/32	2,000	2,318
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/38 (12)	570	611
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/38 (12)	4,170	4,472
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.000%	7/1/26	2,070	2,359
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.250%	7/1/31	2,000	2,272
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.500%	7/1/43	6,530	7,457
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/27	1,000	1,240
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/31	2,000	2,425
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/32	2,630	3,176
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/33	3,340	4,024
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/34	2,190	2,630
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/39	5,000	5,893

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/31	5,500	6,133
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/32	1,000	1,171
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/33	2,150	2,512
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/34	1,200	1,398
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.250%	7/1/35	7,000	8,183
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/39	3,500	4,015
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/43	4,000	4,592
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.500%	7/1/43	8,000	9,475
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health
Care System)	0.000%	7/1/21 (ETM)	1,260	1,171
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health
Care System)	5.000%	7/1/24	2,000	2,305
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health
Care System)	5.000%	7/1/29	1,000	1,026
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health
Care System)	5.625%	7/1/32	2,330	2,745
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health
Care System)	5.625%	7/1/37	5,260	6,122
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph’s Healthcare
System)	6.625%	7/1/38	4,440	4,863
New Jersey Health Care Facilities Financing
Authority Revenue (St. Luke’s Warren Hospital
Obligated Group)	4.500%	8/15/43	5,800	6,204
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.250%	7/1/30	2,170	2,262
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.250%	7/1/30	635	662
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/22 (4)	1,000	1,182

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/23 (4)	2,000	2,395
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/27 (4)	2,000	2,401
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/29 (4)	1,950	2,321
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/30 (4)	1,650	1,957
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	4.125%	7/1/38 (4)	4,170	4,467
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/46 (4)	7,950	9,144
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/26	7,600	9,114
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/27	4,000	4,761
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/28	3,000	3,547
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/29	2,410	2,834
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	3,010	3,398
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.500%	7/1/38 (12)	3,210	3,604
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.370%	6/7/16 LOC	2,000	2,000
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	6/1/19	1,075	1,178
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.750%	12/1/21	3,550	3,777
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/25	1,060	1,114
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/26	1,065	1,116
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.625%	6/1/30	7,175	7,942
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.600%	6/7/16	2,000	2,000
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue	3.750%	11/1/45	1,000	1,011
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue	3.900%	11/1/50	3,000	3,035
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	4.250%	10/1/32	2,725	2,856
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	6.500%	10/1/38	295	305
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue VRDO	0.380%	6/7/16	4,735	4,735
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue VRDO	0.400%	6/7/16	6,000	6,000
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue VRDO	0.430%	6/7/16	8,875	8,875
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue VRDO	0.450%	6/7/16	3,515	3,515

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Institute of Technology Revenue	5.000%	7/1/32	1,500	1,773
New Jersey Institute of Technology Revenue	5.000%	7/1/40	6,910	8,061
New Jersey Institute of Technology Revenue	5.000%	7/1/42	6,925	8,088
New Jersey Institute of Technology Revenue	5.000%	7/1/45	9,090	10,440
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (14)	5,120	5,275
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (ETM)	385	399
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (ETM)	250	259
New Jersey Sports & Exposition Authority
Revenue (Convention Center Luxury Tax)	5.500%	3/1/21 (ETM)	3,000	3,594
New Jersey Transportation Corp. GAN	5.000%	9/15/19	5,000	5,476
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/24	2,500	2,736
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/25	4,500	4,892
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/27	11,245	12,244
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.250%	6/15/31	1,500	1,661
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/32	10,000	10,765
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/33	9,500	10,227
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	4.750%	6/15/38	2,850	3,020
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/38	6,105	6,527
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/38	10,550	11,397
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.500%	6/15/39	5,400	6,008
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.250%	6/15/41	7,700	8,491
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/44	3,585	3,860
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/46	5,385	5,769
3 New Jersey Transportation Trust Fund
Authority Transportation Program Revenue
PUT	1.600%	12/15/21	7,000	6,593
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.000%	12/15/18 (Prere.)	1,740	1,964
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.750%	6/15/20	5,000	5,562
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	12/15/20	5,205	5,749
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	12/15/22	2,500	2,812
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	12/15/22	4,730	5,390
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/23	3,900	2,972

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.750%	6/15/24 (14)	4,900	5,944
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.750%	6/15/25 (14)	7,000	8,595
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/26	4,915	3,239
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/26 (2)	2,000	1,336
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	6/15/27	5,000	5,398
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.125%	6/15/28	5,245	5,680
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/28	3,855	2,287
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/28	1,730	1,026
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/28 (2)	755	462
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	6/15/29	2,785	3,041
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/29 (4)	6,970	4,193
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/29	7,520	4,239
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	6/15/30	3,065	3,337
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	6/15/31	5,395	5,861
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	6/15/31	6,000	6,682
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/31	11,500	5,848
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	6/15/32	16,275	17,812
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	6/15/32	5,000	5,614
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/32 (4)	34,280	17,662
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/33	3,000	1,360
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/33	5,000	2,267
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/34	8,210	3,508
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.000%	6/15/35	385	441
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/35	11,405	4,584
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	6/15/36	3,000	3,236
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/36	11,675	4,461
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/37	1,165	423

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/38	15,000	5,173
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	12/15/38 (12)	6,900	7,495
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.000%	12/15/38	3,360	3,708
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	6/15/41	8,000	8,764
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	6/15/42	16,535	17,554
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.550%	6/7/16 LOC	3,820	3,820
New Jersey Turnpike Authority Revenue	5.150%	1/1/17 (Prere.)	8,500	8,725
New Jersey Turnpike Authority Revenue	5.250%	1/1/26 (4)	2,000	2,568
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	5,000	5,893
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	3,000	3,597
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	3,000	3,586
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	8,500	9,970
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	3,000	3,574
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	6,400	7,126
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	5,000	5,774
New Jersey Turnpike Authority Revenue	5.000%	1/1/36	3,500	3,823
New Jersey Turnpike Authority Revenue	5.000%	1/1/38	17,355	20,150
New Jersey Turnpike Authority Revenue	5.250%	1/1/40	10,000	10,936
New Jersey Turnpike Authority Revenue	5.000%	1/1/43	8,595	9,942
New Jersey Turnpike Authority Revenue	4.000%	1/1/45	3,000	3,259
New Jersey Turnpike Authority Revenue	5.000%	1/1/45	10,000	11,660
Newark NJ Housing Authority Port Authority-
Port Newark Marine Terminal Revenue
(City of Newark Redevelopment Projects)	4.375%	1/1/37 (14)	100	101
Ocean County NJ Utility Authority Wastewater
Revenue	6.600%	1/1/18 (ETM)	885	939
Passaic Valley NJ Sewage Commissioners
Sewer System Revenue	5.750%	12/1/19	1,680	1,911
Passaic Valley NJ Water Commission Revenue	5.000%	12/15/32 (4)	1,385	1,656
Port Authority of New York
& New Jersey Revenue	5.375%	3/1/28	1,280	1,612
Port Authority of New York
& New Jersey Revenue	4.500%	7/15/28	4,000	4,279
Port Authority of New York
& New Jersey Revenue	5.000%	10/15/28	4,000	5,028
Port Authority of New York
& New Jersey Revenue	5.000%	3/1/29	4,500	4,954
Port Authority of New York
& New Jersey Revenue	5.000%	10/15/30	3,000	3,743
Port Authority of New York
& New Jersey Revenue	5.000%	7/15/31	5,140	5,975
Port Authority of New York
& New Jersey Revenue	5.000%	7/15/31	3,395	3,904
Port Authority of New York
& New Jersey Revenue	5.000%	7/15/32	3,500	4,028
Port Authority of New York
& New Jersey Revenue	5.000%	10/15/32	6,625	7,538

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Port Authority of New York
& New Jersey Revenue	4.750%	7/15/33	3,500	3,778
Port Authority of New York
& New Jersey Revenue	5.000%	10/15/33	1,250	1,420
Port Authority of New York
& New Jersey Revenue	5.000%	5/1/34	3,000	3,425
Port Authority of New York
& New Jersey Revenue	5.000%	12/1/34	7,000	8,488
Port Authority of New York
& New Jersey Revenue	5.000%	5/1/35	3,000	3,416
Port Authority of New York
& New Jersey Revenue	5.000%	7/15/35	6,500	7,438
Port Authority of New York
& New Jersey Revenue	5.000%	9/15/36	3,400	3,831
Port Authority of New York
& New Jersey Revenue	5.000%	7/15/39	13,250	15,082
Port Authority of New York
& New Jersey Revenue	5.000%	9/1/39	4,090	4,855
Port Authority of New York
& New Jersey Revenue	5.000%	1/15/41	16,065	18,564
Port Authority of New York
& New Jersey Revenue	4.000%	10/15/45	2,500	2,757
Port Authority of New York
& New Jersey Revenue	5.250%	10/15/55	5,250	6,390
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	5,000	5,747
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/36	3,000	3,524
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	5,000	5,861
Rutgers State University New Jersey Revenue	5.000%	5/1/28	4,000	4,785
Rutgers State University New Jersey Revenue	5.000%	5/1/30	7,655	9,453
Rutgers State University New Jersey Revenue	5.000%	5/1/30	5,000	5,963
Rutgers State University New Jersey Revenue	5.000%	5/1/31	2,345	2,887
Rutgers State University New Jersey Revenue	5.000%	5/1/33	7,000	8,295
Rutgers State University New Jersey Revenue	5.000%	5/1/36	3,000	3,524
Rutgers State University New Jersey Revenue	5.000%	5/1/38	14,290	16,704
Rutgers State University New Jersey Revenue	5.000%	5/1/43	13,650	15,928
Rutgers State University New Jersey Revenue
VRDO	0.250%	6/1/16	8,525	8,525
Rutgers State University New Jersey Revenue
VRDO	0.360%	6/1/16	17,410	17,410
South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/20	2,145	2,398
South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/21	3,000	3,410
South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/22	2,780	3,208
South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/25	4,000	4,555

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/26	5,000	5,657
South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/27	2,960	3,334
South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/28	4,185	4,691
South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/29	2,000	2,238
South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/39	5,000	5,566
Sparta Township NJ Board of Education GO	5.000%	2/15/34	1,000	1,192
Sparta Township NJ Board of Education GO	5.000%	2/15/35	1,400	1,663
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.000%	6/1/19	2,000	2,082
Tobacco Settlement Financing Corp.
New Jersey Revenue	4.500%	6/1/23	15,795	16,056
Tobacco Settlement Financing Corp.
New Jersey Revenue	0.000%	6/1/41	25,000	6,622
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.000%	6/1/41	6,900	6,673
Union County NJ Improvement Authority
Lease Revenue (Family Court Building Project)	5.000%	5/1/42	5,000	5,864
Union County NJ Utilities Authority Revenue	5.000%	6/15/41	4,000	4,511
				2,077,655
Virgin Islands (0.5%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/24	3,000	3,416
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	5,500	6,073
				9,489
Guam (0.4%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/39	2,200	2,542
Guam Government Waterworks Authority
Water & Waste Water System Revenue	5.500%	7/1/43	3,000	3,513
Guam Power Authority Revenue	5.000%	10/1/27	1,135	1,326
Guam Power Authority Revenue	5.000%	10/1/29	1,355	1,570
				8,951
Puerto Rico (0.1%)
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	720	966
Total Tax-Exempt Municipal Bonds (Cost $1,969,803)				2,097,061

New Jersey Long-Term Tax-Exempt Fund

Amount
($000)
Other Assets and Liabilities (0.4%)
Other Assets
Investment in Vanguard	173
Receivables for Investment Securities Sold	100
Receivables for Accrued Income	31,195
Receivables for Capital Shares Issued	2,692
Other Assets [4]	563
Total Other Assets	34,723
Liabilities
Payables for Investment Securities Purchased	(20,140)
Payables for Capital Shares Redeemed	(1,239)
Payables for Distributions	(1,667)
Payables to Vanguard	(2,348)
Other Payables	(54)
Total Liabilities	(25,448)
Net Assets (100%)	2,106,336

At May 31, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	1,974,413
Overdistributed Net Investment Income	(2)
Accumulated Net Realized Gains	4,667
Unrealized Appreciation (Depreciation)	127,258
Net Assets	2,106,336

Investor Shares—Net Assets
Applicable to 21,044,319 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	259,614
Net Asset Value Per Share—Investor Shares	$12.34

Admiral Shares—Net Assets
Applicable to 149,695,129 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,846,722
Net Asset Value Per Share—Admiral Shares	$12.34

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, the aggregate value of these securities was $16,860,000, representing 0.8% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2016.
3 Adjustable-rate security.
4 Cash of $310,000 has been segregated as initial margin for recently closed futures contracts.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2016
($000)
Investment Income
Income
Interest	38,002
Total Income	38,002
Expenses
The Vanguard Group—Note B
Investment Advisory Services	111
Management and Administrative—Investor Shares	207
Management and Administrative—Admiral Shares	903
Marketing and Distribution—Investor Shares	27
Marketing and Distribution—Admiral Shares	63
Custodian Fees	12
Shareholders’ Reports—Investor Shares	2
Shareholders’ Reports—Admiral Shares	2
Total Expenses	1,327
Net Investment Income	36,675
Realized Net Gain (Loss)
Investment Securities Sold	5,376
Futures Contracts	(99)
Realized Net Gain (Loss)	5,277
Change in Unrealized Appreciation (Depreciation)
Investment Securities	53,853
Futures Contracts	(2)
Change in Unrealized Appreciation (Depreciation)	53,851
Net Increase (Decrease) in Net Assets Resulting from Operations	95,803

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	36,675	72,215
Realized Net Gain (Loss)	5,277	4,671
Change in Unrealized Appreciation (Depreciation)	53,851	(32,770)
Net Increase (Decrease) in Net Assets Resulting from Operations	95,803	44,116
Distributions
Net Investment Income
Investor Shares	(4,417)	(8,722)
Admiral Shares	(32,258)	(63,493)
Realized Capital Gain[1]
Investor Shares	(419)	(1,060)
Admiral Shares	(3,009)	(7,567)
Total Distributions	(40,103)	(80,842)
Capital Share Transactions
Investor Shares	11,368	(393)
Admiral Shares	60,214	14,532
Net Increase (Decrease) from Capital Share Transactions	71,582	14,139
Total Increase (Decrease)	127,282	(22,587)
Net Assets
Beginning of Period	1,979,054	2,001,641
End of Period[2]	2,106,336	1,979,054
1 Includes fiscal 2016 and 2015 short-term gain distributions totaling $0 and $2,329,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($2,000) and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$12.00	$12.22	$11.66	$12.57	$11.73	$11.58
Investment Operations
Net Investment Income	. 215.427		.431	.433	.439	.471
Net Realized and Unrealized Gain (Loss)
on Investments	. 361	(.167)	. 582	(. 910)	. 840.150
Total from Investment Operations	.576	.260	1.013	(.477)	1.279	.621
Distributions
Dividends from Net Investment Income	(. 215)	(. 427)	(. 431)	(. 433)	(. 439)	(. 471)
Distributions from Realized Capital Gains	(.021)	(.053)	(.022)	—	—	—
Total Distributions	(. 236)	(. 480)	(. 453)	(. 433)	(. 439)	(. 471)
Net Asset Value, End of Period	$12.34	$12.00	$12.22	$11.66	$12.57	$11.73

Total Return[1]	4.83%	2.17%	8.82%	-3.83%	11.07%	5.54%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$260	$241	$246	$246	$303	$294
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.52%	3.54%	3.58%	3.60%	3.62%	4.11%
Portfolio Turnover Rate	9%	25%	20%	35%	17%	12%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$12.00	$12.22	$11.66	$12.57	$11.73	$11.58
Investment Operations
Net Investment Income	. 220.436		.441	.442	.449	.480
Net Realized and Unrealized Gain (Loss)
on Investments	. 361	(.167)	. 582	(. 910)	. 840.150
Total from Investment Operations	.581	.269	1.023	(.468)	1.289	.630
Distributions
Dividends from Net Investment Income	(. 220)	(. 436)	(. 441)	(. 442)	(. 449)	(. 480)
Distributions from Realized Capital Gains	(.021)	(.053)	(.022)	—	—	—
Total Distributions	(. 241)	(. 489)	(. 463)	(. 442)	(. 449)	(. 480)
Net Asset Value, End of Period	$12.34	$12.00	$12.22	$11.66	$12.57	$11.73

Total Return[1]	4.88%	2.25%	8.91%	-3.75%	11.15%	5.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,847	$1,738	$1,755	$1,648	$1,874	$1,649
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.60%	3.62%	3.66%	3.68%	3.70%	4.19%
Portfolio Turnover Rate	9%	25%	20%	35%	17%	12%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard New Jersey Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended May 31, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period. The fund had no open futures contracts at May 31, 2016.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2012–2015), and for the period ended May 31, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

New Jersey Long-Term Tax-Exempt Fund

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2016, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2016, the fund had contributed to Vanguard capital in the amount of $173,000, representing 0.01% of the fund’s net assets and 0.07% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

New Jersey Long-Term Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of May 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	2,097,061	—
Futures Contracts—Assets[1]	11	—	—
Futures Contracts—Liabilities[1]	(54)	—	—
Total	(43)	2,097,061	—
1 Represents variation margin on the last day of the reporting period for recently closed futures contracts.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At May 31, 2016, the cost of investment securities for tax purposes was $1,970,415,000. Net unrealized appreciation of investment securities for tax purposes was $126,646,000, consisting of unrealized gains of $132,548,000 on securities that had risen in value since their purchase and $5,902,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended May 31, 2016, the fund purchased $193,424,000 of investment securities and sold $86,760,000 of investment securities, other than temporary cash investments.

New Jersey Long-Term Tax-Exempt Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	May 31, 2016		November 30, 2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	32,206	2,637	43,213	3,577
Issued in Lieu of Cash Distributions	3,972	325	8,020	665
Redeemed	(24,810)	(2,031)	(51,626)	(4,301)
Net Increase (Decrease)—Investor Shares	11,368	931	(393)	(59)
Admiral Shares
Issued	119,313	9,769	177,646	14,716
Issued in Lieu of Cash Distributions	25,465	2,085	52,339	4,340
Redeemed	(84,564)	(6,931)	(215,453)	(17,954)
Net Increase (Decrease)—Admiral Shares	60,214	4,923	14,532	1,102

G. Management has determined that no material events or transactions occurred subsequent to May 31, 2016, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	11/30/2015	5/31/2016	Period
Based on Actual Fund Return
New Jersey Tax-Exempt Money Market Fund	$1,000.00	$1,000.46	$0.60
New Jersey Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,048.34	$1.02
Admiral Shares	1,000.00	1,048.76	0.61
Based on Hypothetical 5% Yearly Return
New Jersey Tax-Exempt Money Market Fund	$1,000.00	$1,024.40	$0.61
New Jersey Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.00	$1.01
Admiral Shares	1,000.00	1,024.40	0.61

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the New Jersey Tax-Exempt Money Market Fund, 0.12%; and for the New Jersey Long-Term Tax-Exempt Fund, 0.20% for
Investor Shares and 0.12% for Admiral Shares. (The six-month expense ratio for the New Jersey Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses, described in Note B of the Notes to Financial Statements. Before the reduction, the fund’s annualized six-month expense ratio was 0.16%.) The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard New Jersey Tax-Exempt Money Market Fund and Vanguard New Jersey Long-Term Tax-Exempt Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard)—through its Fixed Income Group. The board determined that continuing the funds’ internalized management structure was in the best interests of each fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance relative to a benchmark index (as applicable) and peer group. The board concluded that the performance was such that each advisory arrangement should continue. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory fee rate was also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that each fund’s at-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. For Vanguard money market funds, the Distribution by Credit Quality table includes tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by the requisite nationally recognized statistical rating organizations. Credit-quality ratings are obtained from Moody’s, Fitch, and S&P. For securities rated by all three agencies, where two of them are in agreement and assign the highest rating category, the highest rating applies. If a security is only rated by two agencies, and their ratings are in different categories, the lower of the ratings applies. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. A Second Tier security is one that is eligible for money market funds and is not a First Tier security. For Vanguard tax-exempt bond funds, credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used. ”Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

Benchmark Information

Spliced New Jersey Tax-Exempt Money Market Funds Average: New Jersey Tax-Exempt Money Market Funds Average through August 31, 2013; Other States Tax-Exempt Money Market Funds Average thereafter.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years and Other
Born 1957. Trustee Since July 2009. Chairman of	Experience: Chairman and Chief Executive Officer
the Board. Principal Occupation(s) During the Past	(retired 2009) and President (2006–2008) of
Five Years and Other Experience: Chairman of the	Rohm and Haas Co. (chemicals); Director of Tyco
Board of The Vanguard Group, Inc., and of each of	International plc (diversified manufacturing and
the investment companies served by The Vanguard	services), HP Inc. (printer and personal computer
Group, since January 2010; Director of The Vanguard	manufacturing), and Delphi Automotive plc
Group since 2008; Chief Executive Officer and	(automotive components); Senior Advisor at
President of The Vanguard Group, and of each of	New Mountain Capital.
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing	Amy Gutmann
Corporation; Managing Director of The Vanguard	Born 1949. Trustee Since June 2006. Principal
Group (1995–2008).	Occupation(s) During the Past Five Years and
Other Experience: President of the University of
IndependentTrustees	Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Emerson U. Fullwood	Sciences, and Professor of Communication, Annenberg
Born 1948. Trustee Since January 2008. Principal	School for Communication, with secondary faculty
Occupation(s) During the Past Five Years and Other	appointments in the Department of Philosophy, School
Experience: Executive Chief Staff and Marketing	of Arts and Sciences, and at the Graduate School of
Officer for North America and Corporate Vice President	Education, University of Pennsylvania; Trustee of the
(retired 2008) of Xerox Corporation (document manage-	National Constitution Center; Chair of the Presidential
ment products and services); Executive in Residence	Commission for the Study of Bioethical Issues.
and 2009–2010 Distinguished Minett Professor at
the Rochester Institute of Technology; Lead Director	JoAnn Heffernan Heisen
of SPX FLOW, Inc. (multi-industry manufacturing);	Born 1950. Trustee Since July 1998. Principal
Director of the United Way of Rochester, the University	Occupation(s) During the Past Five Years and
of Rochester Medical Center, Monroe Community	Other Experience: Corporate Vice President and
College Foundation, North Carolina A&T University,	Chief Global Diversity Officer (retired 2008) and
and Roberts Wesleyan College.	Member of the Executive Committee (1997–2008)
of Johnson & Johnson (pharmaceuticals/medical
devices/consumer products); Director of Skytop
Lodge Corporation (hotels) and the Robert Wood
Johnson Foundation; Member of the Advisory
Board of the Institute for Women’s Leadership
at Rutgers University.

F. Joseph Loughrey	Executive Officers
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other	Glenn Booraem
Experience: President and Chief Operating Officer	Born 1967. Treasurer Since May 2015. Principal
(retired 2009) of Cummins Inc. (industrial machinery);	Occupation(s) During the Past Five Years and
Chairman of the Board of Hillenbrand, Inc. (specialized	Other Experience: Principal of The Vanguard Group,
consumer services), and of Oxfam America; Director	Inc.; Treasurer of each of the investment companies
of SKF AB (industrial machinery), Hyster-Yale Materials	served by The Vanguard Group; Controller of each of
Handling, Inc. (forklift trucks), the Lumina Foundation	the investment companies served by The Vanguard
for Education, and the V Foundation for Cancer	Group (2010–2015); Assistant Controller of each of
Research; Member of the Advisory Council for the	the investment companies served by The Vanguard
College of Arts and Letters and of the Advisory Board	Group (2001–2010).
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.	Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
Mark Loughridge	2008. Principal Occupation(s) During the Past Five
Born 1953. Trustee Since March 2012. Principal	Years and Other Experience: Principal of The Vanguard
Occupation(s) During the Past Five Years and Other	Group, Inc.; Chief Financial Officer of each of the
Experience: Senior Vice President and Chief Financial	investment companies served by The Vanguard Group;
Officer (retired 2013) at IBM (information technology	Treasurer of each of the investment companies served
services); Fiduciary Member of IBM’s Retirement Plan	by The Vanguard Group (1998–2008).
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.	Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Scott C. Malpass	Occupation(s) During the Past Five Years and
Born 1962. Trustee Since March 2012. Principal	Other Experience: Head of Global Fund Accounting
Occupation(s) During the Past Five Years and Other	at The Vanguard Group, Inc.; Controller of each of the
Experience: Chief Investment Officer and Vice	investment companies served by The Vanguard Group;
President at the University of Notre Dame; Assistant	Head of International Fund Services at The Vanguard
Professor of Finance at the Mendoza College of	Group (2008–2014).
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee, the Board of Advisors	Heidi Stam
for Spruceview Capital Partners, and the Investment	Born 1956. Secretary Since July 2005. Principal
Advisory Committee of Major League Baseball; Board	Occupation(s) During the Past Five Years and Other
Member of TIFF Advisory Services, Inc., and Catholic	Experience: Managing Director of The Vanguard
Investment Services, Inc. (investment advisors).	Group, Inc.; General Counsel of The Vanguard Group;
Secretary of The Vanguard Group and of each of the
André F. Perold	investment companies served by The Vanguard Group;
Born 1952. Trustee Since December 2004. Principal	Director and Senior Vice President of Vanguard
Occupation(s) During the Past Five Years and Other	Marketing Corporation.
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School	Vanguard Senior ManagementTeam
(retired 2011); Chief Investment Officer and Managing	Mortimer J. Buckley	James M. Norris
Partner of HighVista Strategies LLC (private investment	Kathleen C. Gubanich	Thomas M. Rampulla
firm); Director of Rand Merchant Bank; Overseer of	Martha G. King	Glenn W. Reed
the Museum of Fine Arts Boston.	John T. Marcante	Karin A. Risi
Chris D. McIsaac
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other	Chairman Emeritus and Senior Advisor
Experience: President and Chief Operating Officer
(retired 2010) of Corning Incorporated (communications	John J. Brennan
equipment); Trustee of Colby-Sawyer College and	Chairman, 1996–2009
Chairman of its Finance and Enrollment Committee;	Chief Executive Officer and President, 1996–2008
Member of the Advisory Board of the Norris Cotton
Cancer Center.	Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a registered trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q142 072016

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: July 15, 2016
VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: July 15, 2016

* By: /s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.